Key Developments	12 Months Ended
Dec. 31, 2025
Disclosure Of Key Developments [Abstract]
Key developments

6. Key developments

Disposal of the 25% silver stream on El Mochito

On October 30, 2025, Triple Flag entered into a binding settlement agreement with Kirungu Corporation (“Kirungu”) and Ocean Partners UK Limited in respect of the outstanding amounts and silver deliveries under the stream agreement relating to the El Mochito mine in Honduras (the “Settlement Agreement”). Under the Settlement Agreement, the Company received on closing 350,000 ounces of silver to settle overdue deliveries under the original stream agreement dated January 1, 2019 between Maverix Metals Inc., Kirungu and American Pacific Honduras SA de CV, and is entitled to receive 20 subsequent monthly deliveries of 25,000 ounces of silver, payable on or before the 15th day of each calendar month, with the first such monthly delivery received on December 15, 2025.

The contractual right to receive metal deliveries meets the definition of a financial asset and is classified as FVTPL. This asset has been recognized within Note 10 Prepaid gold interests, investments, and other. As a result of the Settlement Agreement, the stream arrangement was terminated, and the Company recognized a gain on disposal of the stream of $5.4 million in connection with this transaction.

Acquisition of Minera Florida Royalties (1.5% and 0.8% net smelter returns (“NSR”) royalties)

On August 27, 2025, Triple Flag acquired a portfolio of royalties (the “Minera Florida Royalties”) on the Minera Florida gold mine in Chile, operated by Pan American Silver Corp., from unrelated third parties, for total cash consideration of $23.0 million. The portfolio consists of a 0.8% NSR royalty on the Agua Fria concessions, a 1.5% NSR royalty on the Mila concessions, and a 1.5% NSR royalty on the Los Moscos and Piche concessions.

Acquisition of Orogen Royalties Inc. (“Orogen”)

On July 9, 2025, Triple Flag completed the acquisition of all the issued and outstanding common shares of Orogen pursuant to a plan of arrangement (the “Transaction”). The acquisition did not meet the definition of a business combination under IFRS 3 Business Combinations. Triple Flag paid in aggregate C$171.5 million in cash and issued 5,633,629 Triple Flag common shares to Orogen shareholders. All of Orogen’s royalty assets, except for the 1.0% NSR royalty on the Arthur gold project (formerly the Expanded Silicon gold project) in Nevada, were spun off to a separate publicly traded company (“Orogen Spinco”) as part of the Transaction. In conjunction with the completion of the Transaction, Triple Flag invested C$10.0 million to acquire 6,756,757 common shares of Orogen Spinco (representing an approximate ownership interest of 11%). Subsequent to the acquisition, Orogen was renamed to “Triple Flag Nevada Inc.” and Orogen Spinco assumed the name of “Orogen Royalties Inc.”.

The balances acquired in the Transaction and components of the consideration were as follows:

As at July 9,2025
Cash and cash equivalents	$8,754
Amounts receivable	277
Arthur gold project royalty	255,839
Investment in Orogen Spinco	7,307
Amounts payable and other liabilities	(5,269)
Income tax payable	(6,420)
Total assets acquired, net of liabilities assumed	$260,488

Number of Triple Flag common shares issued to Orogen shareholders	5,633,629

Value of Triple Flag common shares issued to Orogen shareholders	$125,311
Cash consideration paid to Orogen shareholders[1]	123,818
Orogen Spinco cash investment	7,307
Transaction costs	4,052
Purchase consideration	$260,488
1.	Net of forward exchange gain of $1.1 million

On April 23, 2025, Triple Flag entered into foreign exchange forward contracts for the acquisition of Orogen.  These foreign exchange forward contracts, designated as cash flow hedges, had a combined notional value to sell US$130.4 million and buy C$180.0 million, at a forward contract rate of approximately US$/C$ of 1.38 on July 8, 2025. The fair value of the foreign exchange forward contracts upon closing resulted in an after-tax gain of $1.1 million which was recorded within mineral interests.

Acquisition of an additional 1.5% gross revenue (“GR”) royalty on the Johnson Camp Mine

On June 26, 2025, Triple Flag acquired a 1.5% GR royalty from Greenstone Excelsior Holdings L.P. (“Greenstone”) on the Johnson Camp Mine in Arizona, United States, operated by Gunnison Copper Corp. (“Gunnison”) for total cash consideration of $4.0 million. This royalty is in addition to the pre-existing 1.5% GR royalty which Triple Flag already owns on the Johnson Camp Mine.

Acquisition of 0.5% GR royalty on the Tres Quebradas lithium project

On March 19, 2025, Triple Flag completed the acquisition of an existing 0.5% GR royalty from Lithium Royalty Corp. for total cash consideration of $28.0 million. The royalty covers all mineral properties comprising the Tres Quebradas lithium project. Tres Quebradas, located in Catamarca province, Argentina, is 100%-owned and operated by Zijin Mining Group Co., Ltd. through its subsidiary Liex SA.

Acquisition of 5% silver and gold streams on the Arcata and Azuca mines

On February 27, 2025, Triple Flag completed the acquisition of 5% silver and gold streams on each of the Arcata and Azuca mines (the “Sierra Sun Streams”) operated by Sierra Precious Metals S.A.C., for total cash consideration of $35.0 million. Triple Flag will make ongoing payments of 10% of the spot silver and gold price for each ounce delivered under the Sierra Sun Streams. The Sierra Sun Streams cover the existing mining and exploration licenses for the Arcata and Azuca mines, both located in Peru, for the life of the operations. There are no step-downs in stream rates.

Acquisition of 3% gold streams on Agbaou and Bonikro

On August 14, 2024, Triple Flag completed the acquisition of 3% gold streams on each of the Agbaou and Bonikro mines (the “Allied Streams”) operated by Allied Gold Corp. (“Allied”) and also acquired the right to purchase metal based on production from January 1, 2024 to August 14, 2024 (“Initial Allied Ounces”), for a total cash consideration of $53.0 million. Triple Flag will make ongoing payments of 10% of the spot gold price for each ounce delivered under the streams. The streams cover the existing mining and exploration licenses for the Agbaou and Bonikro mines, both located in Côte d’Ivoire.

The Agbaou gold stream will step down to 2% payable gold after the delivery of 29,000 ounces of gold, and the Bonikro gold stream will step down to 2% payable gold after the delivery of 39,300 ounces of gold. From 2024 to 2027, both streams are subject to a period of annual minimum deliveries. Under the Agbaou stream, an annual minimum of approximately 2,500 to 2,750 ounces will be delivered and, under the Bonikro stream, an annual minimum of approximately 3,500 to 4,200 ounces will be delivered. A parent guarantee is provided by Allied under the terms of the respective stream agreements.

The total cash consideration of $53.0 million was comprised of $46.1 million relating to the Allied Streams and $6.9 million to the Initial Allied Ounces.

Acquisition of additional Tamarack royalty

On July 5, 2024, Triple Flag acquired an additional 1.0% NSR royalty from Talon Nickel (USA) LLC (“Talon”), a wholly-owned subsidiary of Talon Metals Corp., a TSX-listed company, for total consideration of $8.0 million (“Additional Tamarack Royalty”). The royalty is on Talon’s participating interest in the Tamarack project. The royalty is subject to a buydown right to reduce the Additional Tamarack Royalty to 0.6% for $5.0 million, exercisable for a period of two years, subject to certain conditions. This Additional Tamarack Royalty is in addition to the 1.11% NSR royalty which Triple Flag already owns on the Tamarack project.

Kensington royalty litigation settlement

On March 28, 2024, Triple Flag and Coeur Mining, Inc. (“Coeur”) entered into a settlement agreement to resolve litigation regarding the terms of a royalty held by Triple Flag on Coeur’s Kensington gold mine.

As part of the settlement agreement, Triple Flag received $6.75 million in Coeur shares ($3.0 million received in April 2024, and $3.75 million received in March 2025). The Coeur share consideration is in settlement of royalties in arrears and litigation expenses incurred. As such, the settlement amounts were recognized as revenue and recoupment of costs in the consolidated statements of comprehensive income for the year ended December 31, 2024.